SEGMENTS (Details 5) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jun. 30, 2015	Mar. 31, 2014	Jun. 30, 2015
Segment Reporting [Abstract]
CopaxoneUS revenues			$ 1,602
Percentage Of CopaxoneRevenues Of Total US	27.00%
Copaxone Outside US Revenues			$ 376,000
Percentage Of Copaxone Revenues Of Total Non US	9.00%
Profitability Of MS	$ 1,496	$ 1,474
Profitability Of MS As A Percentage Of Copaxone Revenues	75.60%	73.40%